Shareholder Report, Holdings (Details)	May 31, 2024
C000172902 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000172902 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000172902 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000172902 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000172902 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000172902 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000172902 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000172902 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000172902 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000172902 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000172902 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000172902 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000172902 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000172902 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172902 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172902 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000172902 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172902 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172902 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172902 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000172902 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172902 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058059 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000058059 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000058059 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000058059 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000058059 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000058059 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000058059 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000058059 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000058059 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000058059 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000058059 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000058059 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000058059 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058059 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058059 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058059 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000058059 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000058059 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058059 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058059 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058059 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000058059 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000058059 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058058 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000058058 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000058058 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000058058 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000058058 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000058058 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000058058 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000058058 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000058058 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000058058 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000058058 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000058058 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000058058 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058058 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058058 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058058 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000058058 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000058058 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058058 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058058 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058058 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000058058 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000058058 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000058057 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000058057 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000058057 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000058057 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000058057 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000058057 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000058057 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000058057 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000058057 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000058057 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000058057 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000058057 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000058057 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000058057 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000058057 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000058057 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000058057 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000058057 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000058057 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058057 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000058057 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000058057 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000058057 [Member] | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.